Offerings - Offering: 1	Sep. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value
Amount Registered | shares	415,109
Proposed Maximum Offering Price per Unit	17.78
Maximum Aggregate Offering Price	$ 7,380,639
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,130
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall cover any additional shares of SentinelOne, Inc.’s (the “Registrant”) Class A common stock that becomes issuable under the Prompt Security, Inc. 2023 Stock Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction which results in an increase in the number of the outstanding shares of the Registrant’s Class A common stock.
(2)Represents shares of the Registrant’s Class A common stock issuable upon awards outstanding under the Plan.
(3)Estimated in accordance with Rule 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the shares reserved under the Plan, on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the New York Stock Exchange (the “NYSE”) on September 4, 2025.
(4)The Registrant does not have any fee offsets.